Financial Instruments	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS

Fair values
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value of hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at June 30, 2016 and December 31, 2015 are as follows:

		June 30, 2016		December 31, 2015
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives (7):

Cash and cash equivalents	Level 1	64,720	64,720	105,235	105,235
Restricted cash and short-term receivables	Level 1	476,785	476,785	408,563	408,563
Cost method investments (1)	Level 3	7,347	7,347	7,347	7,347
Short-term loans receivable (2)	Level 2	—	—	6,375	6,375
Current portion of long-term debt and short-term debt (2)(3)	Level 2	493,179	493,179	501,618	501,618
Long-term debt - convertible bonds (3)	Level 2	246,158	235,000	243,369	231,945
Long-term debt (3)	Level 2	1,054,549	1,054,549	1,133,074	1,133,074

Derivatives:
Interest rate swaps asset (4)(5)	Level 2	—	—	5,330	5,330
Interest rate swaps liability (4)(5)	Level 2	28,657	28,657	4,597	4,597
Total return equity swap liability (5)(6)	Level 2	78,220	78,220	81,581	81,581

(1) The carrying value of our cost method investments includes our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O). As we have no established method of determining the fair value of this investment, we have not estimated its fair value as of June 30, 2016, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.
(2) The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.
(3) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $28.3 million and $42.2 million at June 30, 2016 and December 31, 2015, respectively.
(4) Derivative liabilities are captured within other current liabilities and derivative assets are captured within other non-current assets on the balance sheet.
(5) The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.
(6) The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.
(7) Excludes assets and liabilities that are recorded within assets and liabilities held-for-sale (see note 4).
The carrying values of accounts receivable, accounts payable and accrued liabilities, excluded from the table above, approximate fair values because of the short-term maturity of these instruments.

As of June 30, 2016, we had entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	1,250,000	2018 to 2021	1.13% to 1.94%

The credit exposure of our interest rate and equity swap agreements are represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2016 and December 31, 2015 would be adjusted as detailed in the following table:

	June 30, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	5,330	(216)	5,114
Total liability derivatives	28,657	—	28,657	4,597	(216)	4,381